As filed with the Securities and Exchange Commission on April 2, 2007


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-21168

               NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND INC.
               -------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
              (Address of Principal Executive Offices - Zip Code)

      Registrant's telephone number, including area code: (212) 476-8800

                   Peter E. Sundman, Chief Executive Officer
               Neuberger Berman Intermediate Municipal Fund Inc.
                          605 Third Avenue, 2nd Floor
                         New York, New York  10158-0180

                             Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                              1601 K Street, N.W.
                          Washington, D.C. 20006-1600
                  (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                                             NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc.
--------------------------------------------------------


PRINCIPAL AMOUNT                    SECURITY(@)                         RATING            VALUE(+)
($000's omitted)                                                    Moody's     S&P    ($000's omitted)
ALABAMA (1.5%)
              4,210  DCH Hlth. Care Au. Hlth. Care Fac. Rev.,
                     Ser. 2002, 5.25%, due 6/1/14                   A1          A+               4,479
                                                                                       ----------------
ARIZONA (1.9%)
              1,465  Arizona Energy Management Svcs. (Main) LLC
                     Energy Conservation Rev. (Arizona St. Univ.    Aaa         AAA
                     Proj.-Main Campus), Ser. 2002, (MBIA
                     Insured), 5.25%, due 7/1/17                                                 1,567
              1,750  Verrado Comm. Fac. Dist. Number 1 G.O., Ser.
                     2003, 6.15%, due 7/15/17                                                    1,867(^^)
              2,325  Verrado Comm. Fac. Dist. Number 1 G.O., Ser.
                     2006, 5.05%, due 7/15/18                                                    2,338(^^)
                                                                                       ----------------
                                                                                                 5,772
                                                                                       ----------------
CALIFORNIA (7.6%)
              3,500  California Poll. Ctrl. Fin. Au. Solid Waste
                     Disp. Rev. (Republic Svc., Inc. Proj.), Ser.
                     2002 B, 5.25%, due 6/1/23 Putable 12/1/17      Baa2        BBB+             3,714(B)
              2,000  California Poll. Ctrl. Fin. Au. Solid Waste
                     Disp. Rev. (Waste Management, Inc. Proj.),
                     Ser. 2005 C, 5.13%, due 11/1/23                            BBB              2,097(B)
              2,500  California St. Dept. of Wtr. Res. Pwr.
                     Supply Rev., Ser. 2002 A, 5.75%, due 5/1/17    Aaa         A-               2,766
              3,460  California St. Dept. of Wtr. Res. Pwr.
                     Supply Rev., Ser. 2002 A, 5.38%, due 5/1/22
              1,500  California St. Pub. Works Board Lease Rev.,    Aaa         A-               3,767
                     Ser. 2002 A, (AMBAC Insured), 5.25%, due
                     12/1/17                                        Aaa         AAA              1,609
              1,240  California Statewide CDA Hlth. Fac. Rev.
                     (Mem. Hlth. Svcs.), Ser. 2003 A, 6.00%, due
                     10/1/16                                        A3          A+               1,358(B)
              3,000  Golden St. Tobacco Securitization Corp.
                     Tobacco Settlement Asset-Backed Rev., Ser.
                     2003 A-1, 6.25%, due 6/1/33                    Baa3        BBB              3,345
              2,080  Oakland Redev. Agcy. Sub. Tax Allocation
                     Rev. (Central Dist. Redev. Proj.), Ser.
                     2003, (FGIC Insured), 5.50%, due 9/1/18        Aaa         AAA              2,254
                740  San Diego Redev. Agcy. Sub. Parking Rev.
                     (Centre City Redev. Proj.), Ser. 2003 B,
                     5.00%, due 9/1/17                              Baa2                           758
              1,500  Santa Rosa Rancheria Tachi Yokut Tribe
                     Enterprise Rev., Ser. 2006, 4.88%, due
                     3/1/16                                                                      1,516(^^)
                                                                                       ----------------
                                                                                                23,184
                                                                                       ----------------
COLORADO (5.3%)
              4,220  Colorado Springs Util. Sys. Sub. Lien Ref.
                     Rev., Ser. 2002 A, (AMBAC Insured), 5.38%,
                     due 11/15/18                                   Aaa         AAA              4,548
              4,000  Denver City & Co. Arpt. Sys. Ref. Rev., Ser.
                     2002 E, (FGIC Insured), 5.25%, due 11/15/14    Aaa         AAA              4,239
              2,000  Denver City & Co. Arpt. Sys. Rev., Ser. 1991
                     D, 7.75%, due 11/15/13                         A1          AAA              2,244
              4,610  Thornton Cert. of Participation, Ser. 2002,
                     (AMBAC Insured), 5.38%, due 12/1/16            Aaa         AAA              4,978
                                                                                       ----------------
                                                                                                16,009
                                                                                       ----------------
CONNECTICUT (0.8%)
              2,400  Mashantucket Western Pequot Tribe Spec.
                     Rev., Sub. Ser. 1997 B, 5.70%, due 9/1/12      Baa3                         2,472(n)
                                                                                       ----------------
DISTRICT OF COLUMBIA (1.6%)
              4,495  Dist. of Columbia (Washington, D.C.) Ref.
                     G.O., Ser. 2002 C, 5.25%, due 6/1/13           Aaa         AAA              4,773
                                                                                       ----------------

See Notes to Schedule of Investments

                                                             NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

PRINCIPAL AMOUNT                    SECURITY(@)                         RATING            VALUE(+)
($000's omitted)                                                    Moody's     S&P    ($000's omitted)
FLORIDA (8.8%)
              2,500  Broward Co. G.O., Ser. 2001 A, 5.25%, due
                     1/1/18                                         Aa1         AA+              2,639
              2,805  Fiddlers Creek Comm. Dev. Dist. Number 2
                     Spec. Assessment Rev., Ser. 2003 A, 6.00%,
                     due 5/1/16                                                                  2,921(^^)
              1,750  Miami Beach Hlth. Fac. Au. Hosp. Ref. Rev.
                     (Mount Sinai Med. Ctr. of Florida Proj.),
                     Ser. 2004, 6.25%, due 11/15/09                 Ba1         BB+              1,835(B)
              8,140  Orange Co. Sales Tax Ref. Rev., Ser. 2002 A,
                     (FGIC Insured), 5.13%, due 1/1/18              Aaa         AAA              8,661
              2,085  Palm Beach Co. Hlth. Fac. Au. Hosp. Ref.
                     Rev. (BRCH Corp. Oblig. Group), Ser. 2001,
                     5.00%, due 12/1/12                                         A                2,163(B)
              7,000  Palm Beach Co. Sch. Board Cert. of
                     Participation, Ser. 2001 B, (AMBAC Insured),
                     5.38%, due 8/1/17                              Aaa         AAA              7,474
              1,000  Sarasota Co. Util. Sys. Ref. Rev., Ser. 2002
                     C, (FGIC Insured), 5.25%, due 10/1/20          Aaa         AAA              1,064
                                                                                       ----------------
                                                                                                26,757
                                                                                       ----------------
GEORGIA (2.6%)
              4,575  Henry Co. Wtr. & Swr. Au. Wtr. & Swr. Ref.
                     Rev., Ser. 2002 A, (MBIA Insured), 5.13%,
                     due 2/1/17                                     Aaa         AAA              4,939
              2,710  Newnan Hosp. Au. Rev. Anticipation Cert.
                     (Newnan Hosp., Inc. Proj.), Ser. 2002, (MBIA
                     Insured), 5.50%, due 1/1/18                    Aaa                          2,947(B)
                                                                                       ----------------
                                                                                                 7,886
                                                                                       ----------------
ILLINOIS (9.9%)
              5,940  Chicago G.O., Ser. 2002 A, (AMBAC Insured),
                     5.38%, due 1/1/17 Pre-Refunded 7/1/12          Aaa         AAA              6,393
                180  Chicago G.O., Ser. 2002 A, (AMBAC Insured),
                     5.38%, due 1/1/17                              Aaa         AAA                192
              1,500  Chicago Metro. Wtr. Reclamation Dist. Cap.
                     Imp. G.O., Ser. 2002 C, 5.38%, due 12/1/16     Aaa         AAA              1,617
              5,130  Illinois Ed. Fac. Au. Rev. (Field Museum of
                     Natural History), Ser. 2002, 4.30%, due
                     11/1/36                                        A2          A                5,175(B)
              4,000  Illinois Fin. Au. Rev. (Clare Oaks Proj.),
                     Ser. 2006 A, 5.75%, due 11/15/16                                            4,126(^^)(B)
              5,000  Illinois G.O., Ser. 2002, (MBIA Insured),
                     5.25%, due 10/1/14                             Aaa         AAA              5,350
              3,000  Illinois Hlth. Fac. Au. Rev. (Loyola Univ.
                     Hlth. Sys.), Ser. 1997 A, (MBIA Insured),
                     6.00%, due 7/1/14                              Aaa         AAA              3,400(B)
              1,670  Illinois Metro. Pier & Exposition Au.
                     Dedicated St. Tax Ref. Rev., Ser. 1998 A,
                     5.50%, due 6/15/17                             Aaa         AAA              1,887
              2,000  Kane, Cooke, & DuPage Cos. Elgin Sch. Dist.
                     Number U-46 G.O., Ser. 1998, (FSA Insured),
                     5.35%, due 1/1/15                              Aaa                          2,126
                                                                                       ----------------
                                                                                                30,266
INDIANA (9.7%)                                                                         ----------------
              1,995  Indiana Bond Bank Rev. (St. Revolving Fund
                     Prog.), Ser. 2001 A, 5.38%, due 2/1/17                     AAA              2,175
                760  Indiana Bond Bank Rev. (St. Revolving Fund
                     Prog.), Ser. 2001 B, 5.25%, due 2/1/18                     AAA                817
              8,005  Indiana Bond Bank Rev. (Unrefunded Bal.
                     Revolving Fund Prog.), Ser. 2001 A, 5.38%,
                     due 2/1/17                                                 AAA              8,689
              2,800  Indiana Bond Bank Rev. (Unrefunded Bal.
                     Revolving Fund Prog.), Ser. 2002 B, 5.25%,
                     due 2/1/18                                                 AAA              2,992
              4,000  Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Ref.
                     Rev. (Clarian Hlth. Oblig. Group), Ser. 2006
                     B, 5.00%, due 2/15/21                          A2          A+               4,186(B)
              1,000  Indiana Muni. Pwr. Agcy. Pwr. Supply Sys.
                     Rev., Ser. 2002 B, (MBIA Insured), 5.25%,
                     due 1/1/18                                     Aaa         AAA              1,067

See Notes to Schedule of Investments


                                                             NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

PRINCIPAL AMOUNT                    SECURITY(@)                         RATING            VALUE(+)
($000's omitted)                                                    Moody's     S&P    ($000's omitted)
              2,050  Indiana St. Hlth. Fac. Fin. Au. Rev. (Hlth.
                     Sys. Sisters of St. Francis), Ser. 2001,
                     5.35%, due 11/1/15                             Aa3                          2,192(B)
              1,065  Indiana St. Recreational Dev. Comm. Rev.,
                     Ser. 2002, (AMBAC Insured), 5.25%, due
                     7/1/18                                         Aaa         AAA              1,128
              1,125  Indiana St. Recreational Dev. Comm. Rev.,
                     Ser. 2002, (AMBAC Insured), 5.25%, due
                     7/1/19                                         Aaa         AAA              1,190
              2,580  Indianapolis Local Pub. Imp. Rev.
                     (Indianapolis Arpt. Au. Proj.), Ser. 2003 A,
                     (FSA Insured), 5.63%, due 1/1/17               Aaa         AAA              2,780
              2,000  Jasper Hosp. Au. Hosp. Fac. Ref. Rev. (Mem.
                     Hosp. & Hlth. Care Ctr. Proj.), Ser. 2002,
                     5.50%, due 11/1/17                                         AA               2,144(B)
                                                                                       ----------------
                                                                                                29,360
                                                                                       ----------------
IOWA (2.1%)
              3,000  Iowa Tobacco Settlement Au. Tobacco
                     Settlement Asset-Backed Rev., Ser. 2001 B,
                     5.30%, due 6/1/25                                          AAA              3,157
              3,000  Iowa Tobacco Settlement Au. Tobacco
                     Settlement Asset-Backed Rev., Ser. 2005 C,
                     5.38%, due 6/1/38                              Baa3        BBB              3,124
                                                                                       ----------------
                                                                                                 6,281
                                                                                       ----------------
LOUISIANA (1.2%)
              2,500  Morehouse Parish Ref. PCR (Int'l. Paper Co.
                     Proj.), Ser. 2001 A, 5.25%, due 11/15/13       Baa3        BBB              2,637(B)
              1,000  Tobacco Settlement Fin. Corp. Tobacco
                     Settlement Asset-Backed Rev., Ser. 2001 B,
                     5.50%, due 5/15/30                             Baa3        BBB              1,055
                                                                                       ----------------
                                                                                                 3,692
                                                                                       ----------------
MARYLAND (0.5%)
              1,000  Maryland St. Hlth. & Higher Ed. Fac. Au.
                     Rev. (Union Hosp. of Cecil Co.), Ser. 2002,
                     5.50%, due 7/1/14                              A3                           1,061(B)
                400  Prince George's Co. Unrefunded Balance Cons.
                     Pub. Imp. G.O., Ser. 2001, (FGIC Insured),
                     5.25%, due 12/1/16                             Aaa         AAA                428
                                                                                       ----------------
                                                                                                 1,489
                                                                                       ----------------
MASSACHUSETTS (8.6%)
              3,000  Massachusetts Port Au. Spec. Fac. Rev.
                     (Delta Air Lines, Inc. Proj.), Ser. 2001 A,
                     (AMBAC Insured), 5.50%, due 1/1/19             Aaa         AAA              3,142(B)
              1,850  Massachusetts St. G.O., Ser. 2002 E, (MBIA
                     Insured), 5.38%, due 1/1/18                    Aaa         AAA              1,998
              2,450  Massachusetts St. Hlth. & Ed. Fac. Au. Rev.
                     (Caritas Christi Oblig. Group), Ser. 1999 A,
                     5.70%, due 7/1/15                              Baa3        BBB              2,540(B)
              2,810  Massachusetts St. Hlth. & Ed. Fac. Au. Rev.
                     (Milford-Whitinsville Reg. Hosp.), Ser. 1998
                     C, 5.75%, due 7/15/13                          Baa3        BBB-             2,897(B)
              4,935  Massachusetts St. Hlth. & Ed. Fac. Au. Rev.
                     (New England Med. Ctr. Hosp.), Ser. 2002 H,
                     (FGIC Insured), 5.38%, due 5/15/16             Aaa         AAA              5,296(B)
              2,000  Massachusetts St. Wtr. Poll. Abatement Trust
                     Rev. (Pool Prog.), Ser. 2001, 5.25%, due
                     2/1/16 Pre-Refunded 8/1/11                     Aaa         AAA              2,118
              5,030  Massachusetts St. Wtr. Poll. Abatement Trust
                     Rev. (MWRA Prog.), Ser. 2002 A, 5.25%, due
                     8/1/19                                         Aaa         AAA              5,358

See Notes to Schedule of Investments


                                                             NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

PRINCIPAL AMOUNT                    SECURITY(@)                         RATING            VALUE(+)
($000's omitted)                                                    Moody's     S&P    ($000's omitted)
              2,775  Massachusetts St. Wtr. Poll. Abatement Trust
                     Unrefunded Balance Rev. (Pool Prog.), Ser.
                     2001, 5.25%, due 2/1/16                        Aaa         AAA              2,921
                                                                                       ----------------
                                                                                                26,270
                                                                                       ----------------
MICHIGAN (6.6%)
              3,075  Detroit Sch. Dist. Sch. Bldg. & Site Imp.
                     G.O., Ser. 2002 A, (FGIC Insured), 5.50%,
                     due 5/1/15                                     Aaa         AAA              3,357
              1,070  Ingham & Clinton Cos. East Lansing Bldg. Au.
                     Ref. G.O., Ser. 1999, 5.25%, due 10/1/16                   AA+              1,107
              1,375  Macomb Co. New Haven Comm. Sch. Bldg. & Site
                     G.O., Ser. 2002, 5.25%, due 5/1/17             Aa2         AA               1,477
              1,500  Michigan St. Bldg. Au. Rev. (Fac. Prog.),
                     Ser. 2001 II, 5.50%, due 10/15/18              Aa3         AA-              1,606
              5,000  Michigan St. Hsg. Dev. Au. Single-Family
                     Mtge. Rev., Ser. 2001 A, (MBIA Insured),
                     5.30%, due 12/1/16                             Aaa         AAA              5,145
              3,850  Royal Oak Hosp. Fin. Au. Hosp. Ref. Rev.
                     (William Beaumont Hosp.), Ser. 1996 I,
                     6.25%, due 1/1/12                              Aa3         AA-              4,225(B)
              1,000  Summit Academy North Pub. Sch. Academy Ref.
                     Rev., Ser. 2005, 6.00%, due 11/1/15                        BB+              1,005
              2,000  Summit Academy North Pub. Sch. Academy Ref.
                     Rev., Ser. 2005, 5.25%, due 11/1/20                        BB+              2,012
                                                                                       ----------------
                                                                                                19,934
                                                                                       ----------------
MINNESOTA (1.6%)
              2,000  Freeborn Co. Hsg. & Redev. Au. Lease Rev.
                     (Criminal Justice Ctr. Proj.), Ser. 2002,
                     5.38%, due 2/1/17                               Baa1                        2,097
              2,540  St. Paul Port Au. Lease Rev. (Office Bldg.
                     at Cedar Street), Ser. 2002, 5.00%, due
                     12/1/17                                         Aa2         AA+             2,659
                                                                                       ----------------
                                                                                                 4,756
                                                                                       ----------------
MISSOURI (4.0%)
              3,495  Bi State Dev. Agcy. Metro. Dist. Rev.
                     (Metrolink Cross Co. Extension Proj.), Ser.
                     2002 B, (FSA Insured), 5.25%, due 10/1/16      Aaa         AAA              3,758
              2,000  Boone Co. Hosp. Ref. Rev. (Boone Hosp.
                     Ctr.), Ser. 2002, 5.05%, due 8/1/20            A3                           2,066(B)
              2,425  Branson Dev. Fin. Board Infrastructure Fac.
                     Board Rev., Ser. 2003 A, 5.00%, due 12/1/17    Baa1        BBB+              2,468
                750  Branson Ind. Dev. Au. Ltd. Oblig. Tax
                     Increment Rev. (Branson Landing-Retail
                     Proj.), Ser. 2005, 5.25%, due 6/1/21                                          759(^^)
              2,000  Missouri St. Env. Imp. & Energy Res. Au.
                     Wtr. Poll. Ctrl. & Drinking Wtr. Rev., Ser.
                     2002 B, 5.50%, due 7/1/16                      Aaa                          2,180
                820  Missouri St. Hsg. Dev. Comm. Multi-Family
                     Hsg. Rev., Ser. 2001 II, 5.25%, due 12/1/16                AA                 852
                155  Missouri St. Hsg. Dev. Comm. Multi-Family
                     Hsg. Rev., Ser. 2001 III, 5.05%, due 12/1/15               AA                 161
                                                                                       ----------------
                                                                                                12,244
NEVADA (5.2%)                                                                          ----------------
              5,335  Clark Co. Passenger Fac. Charge Ref. Rev.
                     (Las Vegas-McCarran Int'l. Arpt. Proj.),
                     Ser. 2002 A, (MBIA Insured), 5.25%, due
                     7/1/10                                         Aaa         AAA              5,538
              4,355  Las Vegas Valley Wtr. Dist. Ref. & Wtr. Imp.
                     G.O., Ser. 2003 A, (FGIC Insured), 5.25%,
                     due 6/1/16                                     Aaa         AAA              4,656
              5,395  Truckee Meadows Wtr. Au. Wtr. Rev., Ser.
                     2001 A, (FSA Insured), 5.50%, due 7/1/15       Aaa         AAA              5,746
                                                                                       ----------------
                                                                                                15,940
                                                                                       ----------------

See Notes to Schedule of Investments


                                                             NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

PRINCIPAL AMOUNT                    SECURITY(@)                         RATING            VALUE(+)
($000's omitted)                                                    Moody's     S&P    ($000's omitted)
NEW HAMPSHIRE (1.8%)
              3,310  New Hampshire Hlth. Ed. Fac. Au. Rev. (Univ.
                     Sys. of New Hampshire), Ser. 1992, (AMBAC
                     Insured), 5.38%, due 7/1/17                    Aaa         AAA              3,553
              1,700  New Hampshire Hlth. Ed. Fac. Au. Rev. (Univ.
                     Sys. of New Hampshire), Ser. 1992, (AMBAC
                     Insured), 5.38%, due 7/1/17                    Aaa         AAA              1,816
                                                                                       ----------------
                                                                                                 5,369
                                                                                       ----------------
NEW JERSEY (6.3%)
              5,000  New Jersey Bldg. Au. St. Bldg. Ref. Rev.,
                     Ser. 2002 B, (FSA Insured), 5.25%, due
                     12/15/15                                       Aaa         AAA              5,353
              1,500  New Jersey Econ. Dev. Au. Cigarette Tax
                     Rev., Ser. 2004, 5.63%, due 6/15/19                                         1,566
                700  New Jersey Econ. Dev. Au. Retirement Comm.     Baa2        BBB
                     Rev. Ref. (Seabrook Vlg. Inc. Fac.), Ser.
                     2006, 5.25%, due 11/15/26                                                     712(^^)(B)
              6,900  New Jersey Ed. Fac. Au. Rev. (Stevens
                     Institute of Technology), Ser. 2002 C,
                     5.25%, due 7/1/17                              Baa2        BBB+             7,252(B)
              4,000  New Jersey Hlth. Care Fac. Fin. Au. Rev.
                     (Somerset Med. Ctr. Issue), Ser. 2003,
                     5.50%, due 7/1/18                              Ba1                          4,158(B)
                                                                                       ----------------
                                                                                                19,041
                                                                                       ----------------
NEW YORK (6.1%)
              1,105  Lyons Comm. Hlth. Initiatives Corp. Fac.
                     Rev., Ser. 2004, 5.50%, due 9/1/14             A2                           1,179
              3,250  New York City G.O., Ser. 2002 C, 5.50%, due
                     8/1/15                                         A1          AA-              3,509
              2,580  New York City IDA Civic Fac. Rev. (Lycee
                     Francais de New York Proj.), Ser. 2002 A,
                     5.50%, due 6/1/14                                          A                2,712(B)
                750  New York City IDA Civic Fac. Rev. (Vaughn
                     Col. Aeronautics), Ser. 2006 A, 5.00%, due
                     12/1/21                                                    BB+                749
              2,750  New York City IDA Liberty Rev. (7 World
                     Trade Center, LLC Proj.), Ser. 2005 A,
                     6.25%, due 3/1/15                                                           2,923(^^)
              1,750  New York City IDA Spec. Fac. Rev. (American
                     Airlines, Inc. J.F.K. Int'l. Arpt. Proj.),
                     Ser. 2005, 7.50%, due 8/1/16                               B                2,074(B)
              1,000  New York Convention Ctr. Operating Corp.
                     Cert. of Participation (Yale Bldg.
                     Acquisition Proj.), Ser. 2003, 5.25%, due
                     6/1/08                                                                      1,015(^^)
              1,250  New York Liberty Dev. Corp. Rev. (Nat'l.
                     Sports Museum Proj.), Ser. 2006 A, 6.13%,
                     due 2/15/19                                                                 1,303(^^)
              1,700  New York St. Dorm. Au. Personal Income Tax
                     Rev., Ser. 2003 A, 5.38%, due 3/15/20          Aa3         AAA              1,850
              1,300  New York St. Urban Dev. Corp. Ref. Rev.
                     (Correctional Cap. Fac.), Ser. 1998, 5.00%,
                     due 1/1/14                                     A1          AA-              1,338
                                                                                       ----------------
                                                                                                18,652
                                                                                       ----------------
NORTH DAKOTA (1.4%)
              4,100  Fargo Hlth. Sys. Rev. (Meritcare Obligated
                     Group), Ser. 2002 A, (AMBAC Insured), 5.63%,
                     due 6/1/17                                     Aaa         AAA              4,408(B)
OHIO (2.7%)                                                                            ----------------
              1,000  Coshocton Co. Env. Imp. Ref. Rev.
                     (Smurfit-Stone Container Enterprises, Inc.
                     Proj.), Ser. 2005, 5.13%, due 8/1/13                       CCC+             1,002(B)
              3,000  Moraine Solid Waste Disp. Rev. (General
                     Motors Corp. Proj.), Ser. 1994, 6.75%, due
                     7/1/14                                         Caa1        B-               3,175(B)

See Notes to Schedule of Investments


                                                             NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

PRINCIPAL AMOUNT                    SECURITY(@)                         RATING            VALUE(+)
($000's omitted)                                                    Moody's     S&P    ($000's omitted)
              3,760  Ohio Air Quality Dev. Au. Env. Imp. Ref.
                     Rev. (USX Corp. Proj.), Ser. 1995, 5.00%,
                     due 11/1/15                                    Baal        BBB+             3,944(B)
                                                                                       ----------------
                                                                                                 8,121
                                                                                       ----------------
PENNSYLVANIA (5.7%)
              1,765  Cumberland Co. West Shore Area Au. Hosp.
                     Rev. (Holy Spirit Hosp. of the Sisters of
                     Christian Charity Proj.), Ser. 2001, 6.05%,
                     due 1/1/19                                                 BBB              1,879(B)
                565  Delaware River Joint Toll Bridge Comm. Sys.
                     Rev., Ser. 2003, 5.25%, due 7/1/18
                     Pre-Refunded 7/1/13                            A2          A-                 610
                435  Delaware River Joint Toll Bridge Comm. Sys.
                     Rev., Ser. 2003, 5.25%, due 7/1/18             A2          A-                 463
              2,000  Lehigh Co. Gen. Purp. Au. Rev. (KidsPeace
                     Oblig. Group), Ser. 1998, 6.00%, due 11/1/23   B2                           1,945(B)
              5,000  Montgomery Co. Higher Ed. & Hlth. Au. Hosp.
                     Rev. (Abington Mem. Hosp. Proj.), Ser. 2002
                     A, 5.00%, due 6/1/19                                       A                5,142(B)
              1,000  Pennsylvania Econ. Dev. Fin. Au. Res. Rec.
                     Ref. Rev. (Colver Proj.), Ser. 2005 G,
                     5.13%, due 12/1/15                                                          1,008(^^)
              2,000  Philadelphia Arpt. Ref. Rev. (Philadelphia
                     Arpt. Sys.), Ser. 1998 A, (FGIC Insured),
                     5.38%, due 6/15/14                             Aaa         AAA              2,071
              2,000  Sayre Hlth. Care Fac. Au. Rev. (Guthrie
                     Hlth. Proj.), Ser. 2002 A, 5.75%, due
                     12/1/21                                                    A-               2,151(B)
              2,000  Westmoreland Co. IDA Gtd. Rev. (National
                     Waste & Energy Corp., Valley Landfill
                     Expansion Proj.), Ser. 1993, 5.10%, due
                     5/1/18                                                     BBB              2,033(B)
                                                                                       ----------------
                                                                                                17,302
                                                                                       ----------------
SOUTH CAROLINA (5.5%)
              1,100  Charleston Co. Sch. Dist. G.O., Ser. 2001,
                     (FSA Insured), 5.00%, due 2/1/18                Aaa         AAA             1,153
              2,140  Mt. Pleasant Town Waterworks & Swr. Sys.
                     Ref. & Imp. Rev., Ser. 2002, (FGIC Insured),
                     5.25%, due 12/1/17                              Aaa         AAA             2,296
              2,345  South Carolina Jobs Econ. Dev. Au. Hosp.
                     Ref. Rev. (Palmetto Hlth. Alliance), Ser.
                     2003 A, 6.00%, due 8/1/13                       Baa1        BBB+            2,525(B)
              2,000  South Carolina Jobs Econ. Dev. Au. Hosp.
                     Ref. Rev. (Palmetto Hlth. Alliance), Ser.
                     2003 A, 6.13%, due 8/1/23                       Baa1        BBB+            2,161(B)
              4,665  South Carolina St. Pub. Svc. Au. Rev., Ser.
                     2002 B, (FSA Insured), 5.38%, due 1/1/18        Aaa         AAA             4,995
              3,500  Union Co. IDR (Federal Paper Board Co., Inc.
                     Proj.), Ser. 1989, 4.55%, due 11/1/09           Baa3        BBB             3,487(B)
                                                                                       ----------------
                                                                                                16,617
                                                                                       ----------------
TENNESSEE (2.1%)
              1,655  Knox Co. Hlth. Ed. & Hsg. Fac. Board Hosp.
                     Fac. Rev. Prerefunded, Ser. 2002 A, 5.50%,
                     due 1/1/18                                     Aaa         AAA              1,802(B)
              1,360  Knox Co. Hlth. Ed. & Hsg. Fac. Board Hosp.
                     Fac. Rev. Unrefunded Bal., Ser. 2002 A,
                     5.50%, due 1/1/18                              Aaa         AAA              1,463(B)
              3,085  Memphis-Shelby Co. Arpt. Au. Spec. Fac. Ref.
                     Rev. (Federal Express Corp.), Ser. 2002,
                     5.05%, due 9/1/12                              Baa2        BBB              3,225(B)
                                                                                       ----------------
                                                                                                 6,490
                                                                                       ----------------

See Notes to Schedule of Investments



                                                             NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

PRINCIPAL AMOUNT                    SECURITY(@)                         RATING            VALUE(+)
($000's omitted)                                                    Moody's     S&P    ($000's omitted)
TEXAS (22.5%)
              4,145  Anson Ed. Fac. Corp. Std. Hsg. Rev. (Univ.
                     of Texas at Dallas-Waterview Park Proj.),
                     Ser. 2002, 5.00%, due 1/1/23                               A                4,254(B)
                965  Austin Convention Enterprises, Inc.
                     Convention Ctr. Hotel First Tier Rev., Ser.
                     2001 A, 6.38%, due 1/1/16                      Aaa         BBB-             1,032
              3,300  Brazos River Au. Ref. PCR (TXU Energy Co.
                     LLC Proj.), Ser. 2003 A, 6.75%, due 4/1/38
                     Putable 4/1/13                                 Baa2        BBB-             3,694(B)
              1,000  Brazos River Au. Ref. PCR (TXU Energy Co.
                     LLC Proj.), Ser. 2003 D, 5.40%, due 10/1/29
                     Putable 10/1/14                                            BBB-             1,067(B)
              1,000  Brazos River Au. Ref. Rev. (Reliant Energy,
                     Inc. Proj.), Ser. 1999 B, 7.75%, due 12/1/18   Ba1         BBB-             1,065(B)
              3,600  Corpus Christi Tax & Muni. Hotel Occupancy
                     Tax G.O., Ser. 2002, (FSA Insured), 5.50%,
                     due 9/1/17                                     Aaa         AAA              3,891
              2,100  Dallas-Fort Worth Int'l. Arpt. Fac. Imp.
                     Corp. Rev., Ser. 2004 A-1, 6.15%, due 1/1/16   Ba2                          2,124(B)
              1,935  Dallas-Fort Worth Int'l. Arpt. Imp. Rev.,
                     Ser. 2004 B, (FSA Insured), 5.50%, due
                     11/1/18                                        Aaa         AAA              2,093
              1,750  Ector Co. Hosp. Dist. Hosp. Rev., Ser. 2002
                     A, 5.63%, due 4/15/16                          A3          BBB+             1,807
              1,745  Ector Co. Hosp. Dist. Hosp. Rev., Ser. 2002
                     A, 5.63%, due 4/15/17                          A3          BBB+             1,799
              7,000  Harris Co. Toll Road Sr. Lien Ref. Rev.,
                     Ser. 2002, (FSA Insured), 5.38%, due 8/15/16   Aaa         AAA              7,498
                610  HFDC Central Texas Inc. Retirement Fac.
                     Rev., Ser. 2006 A, 5.25%, due 11/1/15                                         616(^^)(B)
              3,235  Houston Arpt. Sys. Sub. Lien. Ref. Rev.,
                     Ser. 2001 A, (FGIC Insured), 5.50%, due
                     7/1/16                                         Aaa         AAA              3,431
              4,955  Houston Pub. Imp. Ref. G.O., Ser. 2002,
                     (MBIA Insured), 5.25%, due 3/1/17              Aaa         AAA              5,279
              2,000  Lubbock Hlth. Fac. Dev. Corp. Rev. (St.
                     Joseph Hlth. Sys.), Ser. 1998, 5.25%, due
                     7/1/16                                         Aa3         AA-              2,054(B)
              4,780  North Central Hlth. Fac. Dev. Corp. Hosp.
                     Ref. Rev. (Baylor Hlth. Care Sys. Proj.),
                     Ser. 1998, 5.10%, due 5/15/13                  Aa3         AA-              4,951(B)
                950  Northwest Texas Indpt. Sch. Dist.
                     Prerefunded Sch. Bldg., Ser. 2002, 5.50%,
                     due 8/15/17                                    Aaa                          1,035
                 50  Northwest Texas Indpt. Sch. Dist. Unrefunded
                     Bal. Sch. Bldg., Ser. 2002, 5.50%, due
                     8/15/17                                        Aaa                             54
              6,795  San Antonio Ind. Sch. Dist. Unlimited Tax
                     G.O., Ser. 2001 B, 5.38%, due 8/15/17          Aaa         AAA              7,216
                 20  San Antonio Cert. of Obligation G.O., Ser.
                     2002, 5.00%, due 2/1/14 Pre-Refunded 2/1/12    Aa2         AA+                 21
              1,240  San Antonio Unrefunded Balance Cert. of
                     Obligation G.O., Ser. 2002, 5.00%, due
                     2/1/14                                         Aa2         AA+              1,300
                910  Southmost Reg. Wtr. Auth. Tex. Wtr. Supply
                     Contract Rev. Prerefunded, Ser. 2002, (MBIA
                     Insured), 5.50%, due 9/1/19                    Aaa                            987
              1,000  Southmost Reg. Wtr. Auth. Tex. Wtr. Supply
                     Contract Rev. Unrefunded Bal., Ser. 2002,
                     (MBIA Insured), 5.50%, due 9/1/19              Aaa                          1,074
              4,200  Tarrant Reg. Wtr. Dist. Wtr. Ref. & Imp.
                     Rev., Ser. 2002, (FSA Insured), 5.38%, due
                     3/1/16                                         Aaa         AAA              4,520
                420  Texas Std. Hsg. Corp. Std. Hsg. Rev.
                     (Midwestern St. Univ. Proj.), Ser. 2002,
                     5.50%, due 9/1/12                              Baa3                           435

See Notes to Schedule of Investments


                                                             NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

PRINCIPAL AMOUNT                    SECURITY(@)                         RATING            VALUE(+)
($000's omitted)                                                    Moody's     S&P    ($000's omitted)
              1,000  Trinity River Au. Imp. & Ref. Rev. (Tarrant
                     Co. Wtr. Proj.), Ser. 2003, (MBIA Insured),
                     5.50%, due 2/1/16                              Aaa         AAA              1,089
              1,085  Tyler Hlth. Fac. Dev. Corp. Hosp. Rev.
                     (Mother Frances Hosp. Reg. Hlth. Care Ctr.
                     Proj.), Ser. 2003, 5.25%, due 7/1/13           Baa1                         1,142
              2,950  Univ. of Texas Board of Regents Fin. Sys.
                     Rev., Ser. 1999 B, 5.38%, due 8/15/18          Aaa         AAA              3,065
                                                                                        ----------------
                                                                                                68,593
                                                                                       ----------------
UTAH (0.4%)
              1,300  Murray City Hosp. Rev. (IHC Hlth. Svc.,
                     Inc.), Ser. 2005 A, (LOC: JP Morgan Chase),
                     3.73%, due 2/1/07                              VMIG1       A-1+             1,300(u)
                                                                                       ----------------
VIRGIN ISLANDS (0.9%)
              1,000  Virgin Islands Pub. Fin. Au. Refinery Fac.
                     Rev. (HOVENSA Refinery), Ser. 2003, 6.13%,
                     due 7/1/22                                     Baa3        BBB              1,093
              1,500  Virgin Islands Pub. Fin. Au. Refinery Fac.
                     Rev. (HOVENSA Refinery), Ser. 2004, 5.88%,
                     due 7/1/22                                     Baa3        BBB              1,626(B)
                                                                                       ----------------
                                                                                                 2,719
                                                                                       ----------------
VIRGINIA (1.5%)
              1,000  Hopewell Ind. Dev. Au. Env. Imp. Ref. Rev.
                     (Smurfit-Stone Container Enterprise, Inc.
                     Proj.), Ser. 2005, 5.25%, due 6/1/15                       CCC+             1,011(B)
              2,620  Peninsula Ports Au. Res. Care Fac. Ref. Rev.
                     (VA Baptist Homes), Ser. 2006 C, 5.25%, due
                     12/1/21                                                                     2,688(^^)(B)
              1,000  Virginia Beach Dev. Au. Residential Care
                     Fac. Mtge. Ref. Rev. (Westminster-Canterbury
                     of Hampton Roads, Inc.), Ser. 2005, 5.00%,
                     due 11/1/22                                                                 1,006(^^)(B)
                                                                                       ----------------
                                                                                                 4,705
                                                                                       ----------------
WASHINGTON (12.7%)
              3,000  CDP-King Co. III Lease Rev. (King Street
                     Ctr. Proj.), Ser. 1997, (MBIA Insured),
                     5.13%, due 6/1/17                              Aaa         AAA              3,043
              1,000  Clark Co. Vancouver Sch. Dist. Number 37
                     G.O., Ser. 1998, 5.13%, due 12/1/12            Aa3                          1,061
              8,800  Energy Northwest Elec. Ref. Rev. (Proj. No.
                     3), Ser. 2001 A, (FSA Insured), 5.50%, due
                     7/1/17                                         Aaa         AAA              9,424
              5,000  King & Snohomish Cos. Northshore Sch. Dist.
                     Number 417 G.O., Ser. 2002, (FSA Insured),
                     5.50%, due 12/1/17                             Aaa         AAA              5,401
              4,260  King Co. Pub. Trans. Sales Tax Ref. G.O.,
                     Ser. 2002, (FSA Insured), 5.38%, due 12/1/14   Aaa         AAA              4,586
              6,250  Port of Seattle Sub. Lien Rev., Ser. 2002 B,
                     (FGIC Insured), 5.50%, due 9/1/16              Aaa         AAA              6,650
              1,625  Skagit Co. Pub. Hosp. Dist. Ref. Rev., Ser.
                     2003, 6.00%, due 12/1/18                       Baa2                         1,775
              2,500  Tacoma Wtr. Sys. Rev., Ser. 2001, (FGIC
                     Insured), 5.13%, due 12/1/19                   Aaa         AAA              2,621
              3,125  Washington St. Hlth. Care Fac. Au. Rev.
                     (Yakima Valley Mem. Hosp. Assoc.), Ser.
                     2002, 5.00%, due 12/1/17                                   A                3,206(B)
              1,000  Washington St. Var. Purp. G.O., Ser. 1999 A,
                     4.75%, due 7/1/17                              Aa1         AA               1,009
                                                                                       ----------------
                                                                                                38,776
                                                                                       ----------------
WISCONSIN (5.1%)
              1,475  Badger Tobacco Asset Securitization Corp.
                     Tobacco Settlement Asset-Backed Rev., Ser.
                     2002, 6.13%, due 6/1/27                        Baa3        BBB              1,577
              1,900  Univ. of Wisconsin Hosp. & Clinics Au. Hosp.
                     Rev., Ser. 2002 B, 5.50%, due 4/1/12            A1          A+              2,007

See Notes to Schedule of Investments


                                                             NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

PRINCIPAL AMOUNT                    SECURITY(@)                         RATING            VALUE(+)
($000's omitted)                                                    Moody's     S&P    ($000's omitted)

              1,370  Wisconsin Hlth. & Ed. Fac. Au. Rev. (Aurora
                     Med. Group, Inc. Proj.), Ser. 1996, (FSA
                     Insured), 6.00%, due 11/15/11                  Aaa         AAA              1,490(B)
              7,205  Wisconsin St. G.O., Ser. 2002 C, 5.25%, due
                     5/1/17 Pre-Refunded 5/1/12                     Aaa         AAA              7,654
              2,780  Wisconsin St. Hlth. & Ed. Fac. Au. Rev.
                     (Kenosha Hosp. & Med. Ctr., Inc. Proj.),
                     Ser. 1999, 5.50%, due 5/15/15                              A                2,894(B)
                                                                                       ----------------
                                                                                                15,622
                                                                                       ----------------
WYOMING (1.7%)
              4,895  Wyoming Community Dev. Au. Hsg. Rev., Ser.     Aa1         AA+
                     2006 6, 5.00%, due 12/1/21                                                  5,023
                                                                                       ----------------
OTHER (1.6%)
              2,000  MuniMae Subordinated Cumulative Perpetual
                     Preferred Shares, 4.70%, due 6/30/49 Putable
                     9/30/09                                        Baa2                         1,991(n)
              3,000  Non-Profit Pfd. Fdg. Trust I, Ser. 2006 C,
                     4.72%, due 9/15/37                             A2                           2,955
                                                                                       ----------------
                                                                                                 4,946
                                                                                       ----------------

                     TOTAL INVESTMENTS (157.5%) (COST $467,516)                                479,248(##)

                     Cash, receivables and other assets, less liabilities (1.5%)                 4,430

                     Liquidation Value of Auction Market Preferred Shares [(59.0%)]          (179,400)
                                                                                       ----------------
                     TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)              $304,278
                                                                                       ----------------

See Notes to Schedule of Investments

  NOTES TO SCHEDULE OF INVESTMENTS
  --------------------------------

(+) Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", and collectively, the "Funds") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities, bid price quotations are obtained from principal market makers in those securities or, if quotations are not readily available, by methods each Fund's Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(##) At January 31, 2007, selected Fund information on a U.S. federal income tax basis was as follows:

                                                                                                             NET
(000'S OMITTED)                                GROSS UNREALIZED         GROSS UNREALIZED               UNREALIZED
NEUBERGER BERMAN                  COST             APPRECIATION             DEPRECIATION             APPRECIATION
CALIFORNIA                    $153,567                   $4,130                      $36                   $4,094
INTERMEDIATE                   467,516                   12,154                      422                   11,732
NEW YORK                       125,618                    2,752                      268                    2,484

(@) At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 80%, 68%, and 59% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of each Fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

(B)  Security is guaranteed by the corporate or non-profit obligor.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At January 31, 2007, these securities amounted to $4,463,000 or 1.4% of net assets applicable to common shareholders for Intermediate.

(^^) Not rated by a NRSRO.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2007.



For more information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Intermediate Municipal Fund Inc.


By: /s/ Peter E. Sundman
    -----------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    -----------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 28, 2007


By: /s/ John M. McGovern
    ---------------------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: March 28, 2007